COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Other Commitments - Land Concession Contracts (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 Altira Macau - Taipa Land [Member]	Jan. 31, 2013 Altira Macau - Taipa Land [Member]	Dec. 31, 2013 Altira Macau - Taipa Land [Member]	Oct. 31, 2013 City of Dreams - Cotai Land [Member] Installment	Oct. 17, 2013 City of Dreams - Cotai Land [Member]	Mar. 31, 2013 City of Dreams - Cotai Land [Member]	Dec. 31, 2013 City of Dreams - Cotai Land [Member]	Dec. 31, 2012 City of Dreams - Cotai Land [Member]	Jul. 25, 2012 Studio City - Studio City Land [Member] Installment	Jun. 30, 2012 Studio City - Studio City Land [Member]	Dec. 31, 2006 Studio City - Studio City Land [Member]	Dec. 31, 2013 Studio City - Studio City Land [Member]	Dec. 31, 2012 Studio City - Studio City Land [Member]	Dec. 31, 2013 Land concession contracts [Member]	Dec. 31, 2013 Revised [Member] Altira Macau - Taipa Land [Member]	Dec. 31, 2013 Revised [Member] City of Dreams - Cotai Land [Member]	Dec. 31, 2013 Revised [Member] Studio City - Studio City Land [Member]
Commitments And Contingencies [Line Items]
Contract term years																25 years
Contract term of further renewable consecutive periods (in years)																10 years
Frequency of land use fee amounts to be adjusted																Every five years
Additional land premium			$ 2,449	$ 2,449			$ 23,344	$ 23,344				$ 35,316
Government land use fee payable per annum on land concession contract					171				1,185								186	1,235
Total commitment for government land use fees																	3,189	23,985	11,545
Initial land premium						8,736							23,561
Remaining amount of land premium paid						14,608					116,077
Remaining amount of land premium to be paid, number of biannual installments						4					5
Accrued interest rate paid for land premium						5.00%					5.00%
Outstanding balance of land premium included in accrued expenses and other current liabilities	50,500	53,000							3,518	8,281				46,982	44,719
Outstanding balance of land premium included in Land Use Rights Payable	35,466	71,358							11,090	0				24,376	71,358
Contract expiration date																		2033-08	2026-10
Land premium amount											174,954
Government land use fees per annum during the development period														326					490
Government land use fees per annum after the development period														$ 527					$ 1,131